14. Stockholders' Equity (Details - Option Activity) - Options [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Options issued	24,683,850	24,683,850
Options forfeited	(12,301,500)	(834,000)
Options outstanding	12,382,348	23,849,850
Vested options	12,382,348	23,849,850
Strike price	$ 0.48	$ 0.59
Weighted average remaining life	1 year 6 months 3 days	2 years 1 month 2 days
Option 1 [Member]
Options issued	7,735,350	7,735,350
Options forfeited	(834,000)	(834,000)
Options outstanding	6,901,350	6,901,350
Vested options	6,901,350	6,901,350
Strike price	$ 0.24	$ 0.24
Weighted average remaining life	2 years 11 months 19 days	3 years 8 months 19 days
Option 2 [Member]
Options issued	11,467,500	11,467,500
Options forfeited	(11,467,500)	0
Options outstanding	0	11,467,500
Vested options	0	11,467,500
Strike price	$ 0.36	$ 0.36
Weighted average remaining life		3 months 22 days
Option 3 [Member]
Options issued	5,421,000	5,421,000
Options forfeited	0	0
Options outstanding	5,421,000	5,421,000
Vested options	5,421,000	5,421,000
Strike price	$ 0.78	$ 0.78
Weighted average remaining life	5 months 9 days	1 year 2 months 8 days
Option 4 [Member]
Options issued	60,000	60,000
Options forfeited	0	0
Options outstanding	60,000	60,000
Vested options	60,000	60,000
Strike price	$ 0.78	$ 0.78
Weighted average remaining life	2 years 6 months 29 days	3 years 3 months 29 days